Schedule of Purchase Consideration (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 22, 2022	Jul. 26, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Asset Acquisition [Line Items]
Ordinary share price				$ 2.65
Total Purchase Price			$ 6,758,137
Ordinary shares issued to seller					$ 606,114
Cash paid to Seller				$ 5,883,477
Fair Value of Equity Consideration			1,370,287
Fair Value of Seller Platinum Line of Credit and Loan			5,387,850
Total Purchase Price			$ 6,758,137
MTS Mergers [Member]
Asset Acquisition [Line Items]
Consideration in ordinary shares		$ 21,508,067
Total Purchase Price		22,110,032
Total Purchase Price		22,110,032
Four Cubed Acquisition LLC Company [Member]
Asset Acquisition [Line Items]
Consideration in ordinary shares				1,606,202
Total Purchase Price				8,492,725
Cash paid to Seller				6,195,000
Due to Seller				691,523
Total Purchase Price				$ 8,492,725
Sports Hub Acquisition [Member]
Asset Acquisition [Line Items]
Total Purchase Price	$ 6,758,137
Fair Value of Equity Consideration	1,370,287
Fair Value of Seller Platinum Line of Credit and Loan	5,387,850
Total Purchase Price	$ 6,758,137
MTS Mergers [Member]
Asset Acquisition [Line Items]
MTS issued and outstanding ordinary shares immediately prior to Merger		$ 3,162,951
Ordinary share price		$ 6.80
MTS warrants and options fair value		$ 601,965